Reportable Segments	12 Months Ended
Apr. 30, 2014
Segment Reporting [Abstract]
Reportable Segments

NOTE 4	REPORTABLE SEGMENTS

We operate in one industry: the manufacturing and marketing of food products. We have three reportable segments: U.S. Retail Coffee, U.S. Retail Consumer Foods, and International, Foodservice, and Natural Foods. The U.S. Retail Coffee segment primarily represents the domestic sales of Folgers, Dunkin’ Donuts, Millstone, Café Bustelo, and Café Pilon branded coffee; the U.S. Retail Consumer Foods segment primarily includes domestic sales of Jif, Smucker’s, Pillsbury, Crisco, Martha White, Hungry Jack, and Eagle Brand branded products; and the International, Foodservice, and Natural Foods segment is comprised of products distributed domestically and in foreign countries through retail channels, foodservice distributors and operators (e.g., restaurants, lodging, schools and universities, health care operators), and health and natural foods stores and distributors.

Segment profit represents revenue, less direct and allocable operating expenses, and is presented consistent with the way in which we manage segments. However, we do not represent that the segments, if operated independently, would report the segment profit set forth below, as segment profit excludes certain operating expenses such as corporate administrative expenses. Segment assets represent direct and allocable assets, including certain corporate-held assets such as property, plant, and equipment, which are also set forth in the following table.

	Year Ended April 30,
	2014	2013	2012
Net sales:
U.S. Retail Coffee	$2,161.7	$2,306.5	$2,297.7
U.S. Retail Consumer Foods	2,172.6	2,214.8	2,094.5
International, Foodservice, and Natural Foods	1,276.3	1,376.4	1,133.6

Total net sales	$5,610.6	$5,897.7	$5,525.8

Segment profit:
U.S. Retail Coffee	$641.9	$607.5	$543.0
U.S. Retail Consumer Foods	396.9	415.3	393.3
International, Foodservice, and Natural Foods	167.1	198.2	168.6

Total segment profit	$1,205.9	$1,221.0	$1,104.9

Interest expense – net	(79.4)	(93.4)	(79.8)
Cost of products sold – restructuring and merger and integration	(9.4)	(11.5)	(43.2)
Other restructuring and merger and integration costs	(25.6)	(42.8)	(72.5)
Other special project costs	—	(6.7)	—
Corporate administrative expenses	(251.9)	(249.6)	(210.9)
Other income – net	10.1	0.3	2.7

Income before income taxes	$849.7	$817.3	$701.2

Assets:
U.S. Retail Coffee	$4,885.6	$4,882.4	$5,033.6
U.S. Retail Consumer Foods	2,684.1	2,618.2	2,612.7
International, Foodservice, and Natural Foods	1,248.9	1,201.3	1,179.6
Unallocated (A)	253.5	329.9	289.3

Total assets	$9,072.1	$9,031.8	$9,115.2

Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$99.9	$100.7	$102.3
U.S. Retail Consumer Foods	52.9	47.1	46.7
International, Foodservice, and Natural Foods	67.4	63.7	37.7
Unallocated (B)	36.2	39.4	64.9

Total depreciation, amortization, and impairment charges	$256.4	$250.9	$251.6

Additions to property, plant, and equipment:
U.S. Retail Coffee	$50.7	$46.5	$86.9
U.S. Retail Consumer Foods	138.8	85.1	159.5
International, Foodservice, and Natural Foods	90.0	74.9	27.8

Total additions to property, plant, and equipment	$279.5	$206.5	$274.2

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.

(B)	Primarily represents unallocated depreciation expense included in cost of products sold – restructuring and merger and integration and corporate administrative expense, mainly software amortization.

Beginning in 2015, our calculation of segment profit will be modified to exclude unallocated gains and losses on commodity and foreign exchange derivatives, which will be reported outside of segment operating results until the related inventory is sold. The mark-to-market gains and losses on derivatives not designated as hedging instruments are currently recorded directly in segment profit as a component of cost of products sold, regardless of when the related commodity affects earnings. We believe this change more accurately aligns the derivative gains and losses with the underlying exposures being hedged and allows the segments to realize the economic effect of the derivative without the mark-to-market volatility.

The following table presents certain geographical information.

	Year Ended April 30,
	2014	2013	2012
Net sales:
Domestic	$5,092.0	$5,355.9	$5,014.7
International:
Canada	$437.2	$459.5	$447.0
All other international	81.4	82.3	64.1

Total international	$518.6	$541.8	$511.1

Total net sales	$5,610.6	$5,897.7	$5,525.8

Assets:
Domestic	$8,650.5	$8,585.4	$8,683.5
International:
Canada	$257.7	$396.3	$386.0
All other international	163.9	50.1	45.7

Total international	$421.6	$446.4	$431.7

Total assets	$9,072.1	$9,031.8	$9,115.2

Long-lived assets (excluding goodwill and other intangible assets):
Domestic	$1,355.1	$1,234.7	$1,164.8
International:
Canada	$16.5	$20.6	$28.1
All other international	38.9	39.0	37.2

Total international	$55.4	$59.6	$65.3

Total long-lived assets (excluding goodwill and other intangible assets)	$1,410.5	$1,294.3	$1,230.1

The following table presents product category sales as a percentage of consolidated net sales.

	Year Ended April 30,
	2014	2013	2012
Coffee	46%	48%	48%
Peanut butter	13	13	12
Fruit spreads	6	6	7
Shortening and oils	6	6	7
Baking mixes and frostings	6	6	6
Canned milk	5	4	5
Flour and baking ingredients	4	4	5
Juices and beverages	3	3	2
Frozen handheld	3	3	2
Portion control	2	2	2
Toppings and syrups	2	2	2
Other	4	3	2

Total product sales	100%	100%	100%